Related Party Transactions - Summary of Significant Borrowing Transactions With Related Parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	₩ 17,619
Borrowing	22,358
Repayment	(20,389)
Others	(3,686)
Ending	15,902	₩ 17,619
Korea Credit Bureau Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	27,889	10,200
Borrowing	0
Others	(10,886)	17,689
Ending	17,003	27,889
Incheon Bridge Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	48,639	35,487
Borrowing	67,100	29,217
Repayment	(76,017)	(15,000)
Others	1,270	(1,065)
Ending	40,992	48,639
Jo Yang Industrial Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1
Others		(1)
KB No.17 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,687
Repayment		(1,546)
Others		(141)
KB No.18 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,077
Repayment		(2,016)
Others		(61)
KB No.19 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,013
Repayment		(1,000)
Others		(13)
KB No.20 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,681
Repayment		(1,534)
Others		(147)
CellinCells Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	37	38
Others	0	(1)
Ending	37	37
Jungdo Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	4	4
Ending	4	4
Dae-A Leisure Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	154	17
Others	(4)	137
Ending	150	154
Aju Good Technology Venture Fund
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	7,222	6,286
Borrowing	1,323	6,577
Repayment	(7,900)	(3,840)
Others	557	(1,801)
Ending	1,202	7,222
KB Pre IPO Secondary Venture Fund No.1
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		103
Others		(103)
KB Star Office Private Real Estate Investment Trust No.1
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,578
Repayment		(2,578)
RAND Bio Science Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	3	443
Repayment	0
Others	1	(440)
Ending	4	3
Wise Asset Management Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing		6
Repayment		(6)
Food Factory Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	664	839
Borrowing	0	511
Repayment	0	(1,018)
Others	(35)	332
Ending	629	664
Acts Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		154
Others		(154)
Big Dipper Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	19
Borrowing	0	300
Repayment	0	(300)
Others	21	19
Ending	40	19
Computerlife Co
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	3
Others	(3)	3
Ending		3
Skydigital Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	10	85
Others	55	(75)
Ending	65	10
KB-KDBC Pre-IPO New Technology Business Investment Fund
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	317	904
Borrowing	0
Repayment	0
Others	(271)	(587)
Ending	46	317
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	1,526	1,524
Others	(1,526)	2
Ending	0	1,526
Paycoms Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	1	1
Others	(1)
Ending	0	1
Spark Biopharma Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	17,534	6,015
Borrowing	26,369	41,165
Repayment	(30,779)	(27,539)
Others	(1,705)	(2,107)
Ending	11,419	17,534
WJ Private Equity Fund No.1
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	221	260
Others	(118)	(39)
Ending	103	221
UPRISE, Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	27	4,001
Others	(27)	(3,974)
Ending	0	27
COSES GT Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	1,213	1,939
Others	(1,212)	(726)
Ending	1	1,213
SwatchOn Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		686
Others		(686)
GOMI CORPORATION
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	915
Others	(837)
Ending	78	915
S&E Bio Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	6,419	263
Borrowing	2,500	50
Repayment	(2,000)
Others	(4,577)	6,106
Ending	2,342	6,419
4N Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	5	39
Others	44	(34)
Ending	49	5
December & Company Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	1	1
Others	(1)
Ending		1
GENINUS Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		34,415
Others		(34,415)
Key management personnel
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	17,619	16,996
Borrowing		20,855
Repayment		(17,189)
Others		(3,043)
Ending		17,619
Wyatt Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	1	1
Ending	1	1
G1 Playground Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		354
Others		(354)
SuperNGine Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	17	944
Others	52	(927)
Ending	69	17
Desilo Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	1	168
Borrowing	1
Others	1	(167)
Ending	3	1
Turing Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	2,788	1,054
Borrowing	700
Others	(1,762)	1,734
Ending	1,726	2,788
Mantisco Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	623	386
Others	(577)	237
Ending	46	623
IGGYMOB Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	254	2,938
Others	(254)	(2,684)
Ending		254
Iwon Alloy Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	1
Others		1
Ending	1	1
KB No.21 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	2,263
Borrowing	2,050	2,000
Repayment	(2,000)
Others	(52)	263
Ending	2,261	2,263
KB No.22 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	1,948
Others	(100)	1,948
Ending	1,848	1,948
KB No.23 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	2,205
Borrowing	2,089	2,133
Repayment	(4,223)
Others	(71)	72
Ending	0	2,205
KB No.24 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	9,983
Others	(9,983)	9,983
Ending	0	9,983
Pin Therapeutics Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	6,033
Borrowing	7,217	21,000
Repayment	(12,017)	(16,200)
Others	(968)	1,233
Ending	265	6,033
TMAP Mobility Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	30,000
Borrowing	170,000	80,000
Repayment	(120,000)	(50,000)
Others	16
Ending	80,016	30,000
Nextrade Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	56,202
Borrowing		56,200
Others	1	2
Ending	56,203	56,202
Kukka Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	0
Others		0
Ending		0
ZIPDOC Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	915
Others	(734)	915
Ending	181	915
TeamSparta Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	12,502
Borrowing	7,000	9,000
Repayment	(8,000)	(4,000)
Others	(3,830)	7,502
Ending	7,672	12,502
Chabot Mobility Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	86
Others	78	86
Ending	164	86
Wemade Connect Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	10,370
Borrowing	31,000	11,010
Repayment	(30,217)	(3,267)
Others	(2,310)	2,627
Ending	8,843	10,370
Channel Corporation
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	3,000
Borrowing	7,000	6,000
Repayment	(8,000)	(3,000)
Others	30
Ending	2,030	3,000
KG Capital Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	10	17
Others	(10)	(7)
Ending		10
KB No.25 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing	1,500
Others	86
Ending	1,586
KB No.26 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing	1,670
Others	91
Ending	1,761
KB No.27 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing	4,390
Others	107
Ending	4,497
KAELEEWALEE GLOBAL SAELAENJINSAMO INVESTMENT JE2HO LIMITED PARTNERSHIP
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing	3,983
Others	(193)
Ending	3,790
Bitgoeul Cheomdan Green 1st Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Others	833
Ending	833
KB-FT Green Growth No.1 New Technology Business Investment Association
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing	700
Ending	700
Bigwave Robotics Crop.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Others	4
Ending	4
3D Interactive Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing	2,000
Repayment	(2,000)
Others	1,501
Ending	1,501
AIM FUTURE, Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing	3,000
Others	393
Ending	3,393
New Daegu Busan Expressway Co., Ltd
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Others	146,169
Ending	146,169
Novorex Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Others	7
Ending	7
Xenohelix Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Others	904
Ending	904
Contents First Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	5,010	12,650
Borrowing	6,000	10,000
Repayment	(10,000)	(16,000)
Others	62	(1,640)
Ending	1,072	5,010
Gomi corporation Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	₩ 915	3,188
Others		(2,273)
Ending		₩ 915